Accounts payable and accrued expenses - Schedule of Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accounts payable	$ 12,610	$ 259
Accrued property taxes	20,163	4,760	7
Other accrued liabilities	15,999	1,473	38
Accrued construction liabilities	12,594	3,059
Resident security deposits	13,952	1,731	4
Total	$ 75,318	$ 11,282	$ 49